Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 18 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the issuance of the consolidated financial statements as of November 13, 2023 and noted that there are no other subsequent events.